Loans and advances to customers - Internal rating (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets	$ 1,407,320	$ 1,361,558
Maximum Exposure to Credit Risk	1,428,587	1,409,862
Internal credit grades
Credit risk
Maximum Exposure to Credit Risk	449,883	448,256
Internal credit grades | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	303,207	294,703
Internal credit grades | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	373,657	354,250
Internal credit grades | Public sector loans | Gross carrying amount
Credit risk
Financial assets	70,450	59,547
Internal credit grades | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	76,226	94,006
Internal credit grades | Guarantees
Credit risk
Guarantees and loan commitments	58,131	76,156
Internal credit grades | Loans and credits
Credit risk
Guarantees and loan commitments	18,095	17,850
Rating category, 9.3
Credit risk
Maximum Exposure to Credit Risk	597	622
Rating category, 9.3 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	597	622
Rating category, 9.3 | Guarantees
Credit risk
Guarantees and loan commitments	597	622
Rating category, 9.0
Credit risk
Maximum Exposure to Credit Risk	4,506	5,200
Rating category, 9.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	4,506	5,200
Rating category, 9.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	4,506	5,200
Rating category, 8.5
Credit risk
Maximum Exposure to Credit Risk	4,066	3,043
Rating category, 8.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	4,066	3,043
Rating category, 8.5 | Guarantees
Credit risk
Guarantees and loan commitments	4,009	2,840
Rating category, 8.5 | Loans and credits
Credit risk
Guarantees and loan commitments	57	203
Rating category, 8.0
Credit risk
Maximum Exposure to Credit Risk	15,596	13,263
Rating category, 8.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	15,596	13,263
Rating category, 8.0 | Guarantees
Credit risk
Guarantees and loan commitments	15,457	12,897
Rating category, 8.0 | Loans and credits
Credit risk
Guarantees and loan commitments	139	366
Rating category, 7.5
Credit risk
Maximum Exposure to Credit Risk	6,652	33,757
Rating category, 7.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	2,004	2,012
Rating category, 7.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	2,004	25,207
Rating category, 7.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets		23,195
Rating category, 7.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	4,648	8,550
Rating category, 7.5 | Guarantees
Credit risk
Guarantees and loan commitments	4,347	8,313
Rating category, 7.5 | Loans and credits
Credit risk
Guarantees and loan commitments	301	237
Rating category, 7.0
Credit risk
Maximum Exposure to Credit Risk	56,801	43,658
Rating category, 7.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	21,925	17,068
Rating category, 7.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	48,491	17,247
Rating category, 7.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	26,566	179
Rating category, 7.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	8,310	26,411
Rating category, 7.0 | Guarantees
Credit risk
Guarantees and loan commitments	8,290	26,172
Rating category, 7.0 | Loans and credits
Credit risk
Guarantees and loan commitments	20	239
Rating category, 6.5
Credit risk
Maximum Exposure to Credit Risk	47,877	29,900
Rating category, 6.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	33,028	25,236
Rating category, 6.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	35,083	25,236
Rating category, 6.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	2,055
Rating category, 6.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	12,794	4,664
Rating category, 6.5 | Guarantees
Credit risk
Guarantees and loan commitments	12,566	4,551
Rating category, 6.5 | Loans and credits
Credit risk
Guarantees and loan commitments	228	113
Rating category, 6.0
Credit risk
Maximum Exposure to Credit Risk	46,901	73,632
Rating category, 6.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	32,090	54,471
Rating category, 6.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	37,581	60,520
Rating category, 6.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	5,491	6,049
Rating category, 6.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	9,320	13,112
Rating category, 6.0 | Guarantees
Credit risk
Guarantees and loan commitments	5,848	10,822
Rating category, 6.0 | Loans and credits
Credit risk
Guarantees and loan commitments	3,472	2,290
Rating category, 5.5
Credit risk
Maximum Exposure to Credit Risk	99,349	106,479
Rating category, 5.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	75,766	85,467
Rating category, 5.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	89,450	94,745
Rating category, 5.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	13,684	9,278
Rating category, 5.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	9,899	11,734
Rating category, 5.5 | Guarantees
Credit risk
Guarantees and loan commitments	3,780	3,936
Rating category, 5.5 | Loans and credits
Credit risk
Guarantees and loan commitments	6,119	7,798
Rating category, 5.0
Credit risk
Maximum Exposure to Credit Risk	119,096	95,062
Rating category, 5.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	94,840	73,559
Rating category, 5.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	111,137	87,749
Rating category, 5.0 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	16,297	14,190
Rating category, 5.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	7,959	7,313
Rating category, 5.0 | Guarantees
Credit risk
Guarantees and loan commitments	2,082	2,040
Rating category, 5.0 | Loans and credits
Credit risk
Guarantees and loan commitments	5,877	5,273
Rating category, 4.5
Credit risk
Maximum Exposure to Credit Risk	23,993	18,894
Rating category, 4.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	21,098	15,383
Rating category, 4.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	22,383	16,839
Rating category, 4.5 | Public sector loans | Gross carrying amount
Credit risk
Financial assets	1,285	1,456
Rating category, 4.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	1,610	2,055
Rating category, 4.5 | Guarantees
Credit risk
Guarantees and loan commitments	167	1,299
Rating category, 4.5 | Loans and credits
Credit risk
Guarantees and loan commitments	1,443	756
Rating category, 4.0
Credit risk
Maximum Exposure to Credit Risk	5,810	4,880
Rating category, 4.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	5,734	4,814
Rating category, 4.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	5,734	4,814
Rating category, 4.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	76	66
Rating category, 4.0 | Guarantees
Credit risk
Guarantees and loan commitments		3
Rating category, 4.0 | Loans and credits
Credit risk
Guarantees and loan commitments	76	63
Rating category, 3.5
Credit risk
Maximum Exposure to Credit Risk	1,112	836
Rating category, 3.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,112	833
Rating category, 3.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,112	833
Rating category, 3.5 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments		3
Rating category, 3.5 | Loans and credits
Credit risk
Guarantees and loan commitments		3
Rating category, 3.0
Credit risk
Maximum Exposure to Credit Risk	1,453	1,163
Rating category, 3.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,453	1,158
Rating category, 3.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,453	1,158
Rating category, 3.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments		5
Rating category, 3.0 | Loans and credits
Credit risk
Guarantees and loan commitments		5
Rating category, 2.5
Credit risk
Maximum Exposure to Credit Risk	235	246
Rating category, 2.5 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	235	246
Rating category, 2.5 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	235	246
Rating category, 2.0
Credit risk
Maximum Exposure to Credit Risk	376	312
Rating category, 2.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	301	218
Rating category, 2.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	301	218
Rating category, 2.0 | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	75	94
Rating category, 2.0 | Guarantees
Credit risk
Guarantees and loan commitments	75	75
Rating category, 2.0 | Loans and credits
Credit risk
Guarantees and loan commitments		19
Rating category, 1.0
Credit risk
Maximum Exposure to Credit Risk	1,477	2,140
Rating category, 1.0 | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	1,477	2,140
Rating category, 1.0 | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	1,477	2,140
Not rated
Credit risk
Maximum Exposure to Credit Risk	13,986	15,169
Not rated | Commercial loans (except SMEs) | Gross carrying amount
Credit risk
Financial assets	12,144	12,098
Not rated | Loans and advances - Customers | Gross carrying amount
Credit risk
Financial assets	12,710	12,098
Not rated | Public sector loans | Gross carrying amount
Credit risk
Financial assets	566
Not rated | Financial instruments not recognized on consolidated balance sheet
Credit risk
Guarantees and loan commitments	1,276	3,071
Not rated | Guarantees
Credit risk
Guarantees and loan commitments	913	2,586
Not rated | Loans and credits
Credit risk
Guarantees and loan commitments	$ 363	$ 485